May 2, 2018

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:	Forethought Life Insurance Company
Separate Account A (“Registrant”)
	File No. 333-182946:	ForeRetirement Variable Annuity
	File No. 333-191097:	ForeRetirement Foundation Variable Annuity
	File No. 333-193535:	ForeRetirement II Variable Annuity
	File No. 333-201683:	ForeRetirement III Variable Annuity
	File No. 333-205718:	ForeInvestors Choice Variable Annuity
	File No. 333-206448:	ForeInvestors Choice Variable Annuity — I Share
	File No. 333-209070:	ForeRetirement IV Variable Annuity
	File No. 333-209071:	ForeRetirement IV Variable Annuity — I Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 18, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote

Associate, Legal